Deferred Tax - Schedule of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Analysis of the Deferred Tax Balances of the Group for Financial Reporting Purposes [Abstract]
Deferred tax offset in the consolidated statements of financial position	¥ 12,815	$ 1,833	¥ 6,713
Net deferred tax assets recognized in the consolidated statements of financial position	31,957	4,570	44,236
Net deferred tax liability recognized in the consolidated statements of financial position			¥ 5,368